Risks Arising From Financial Instruments - Disclosure of Financial Liabilities (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial liabilities [line items]
Non-current and Current interest-bearing loans and borrowings	$ 128,381	$ 138,693
Non-current	99,684	109,385
Current	28,696	29,308
Trades and other payables [member]
Disclosure of financial liabilities [line items]
Trade and other payables	21,189	20,658
Secured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	71	109
Current interest-bearing loans and borrowings	790	370
Unsecured bank loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	50	86
Current interest-bearing loans and borrowings	135	22
Secured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	95,674	105,170
Current interest-bearing loans and borrowings	2,532	2,626
Unsecured other loans [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	77	57
Current interest-bearing loans and borrowings	20	14
Lease liabilities [member]
Disclosure of financial liabilities [line items]
Non-current interest-bearing loans and borrowings	1,692	1,575
Current interest-bearing loans and borrowings	333	410
Commercial paper [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	1,599	1,142
Cash and bank overdrafts [Member]
Disclosure of financial liabilities [line items]
Current interest-bearing loans and borrowings	68	114
Derivatives not designated [member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	3,146	4,816
Derivatives not designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	140	387
Derivatives not designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	156	456
Derivatives designated [member] | Equity swaps [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	31	61
Derivatives designated [member] | Cross currency interest rate swaps [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	35	103
Derivatives designated [member] | Other interest rate derivatives [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	107	56
Derivatives designated [member] | Forward exchange contracts [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	435	132
Derivatives designated [member] | Interest rate swap [member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	4	56
Derivatives designated [member] | Other commodity derivatives [Member]
Disclosure of financial liabilities [line items]
Financial liabilities at fair value through profit or loss	$ 97	$ 273